LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES

12.           LONG-TERM DEBT AND CREDIT FACILITIES

		December 31, 2019				December 31, 2018
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs	Amount (a)	Value (b)	Amount (a)	Value (b)

Senior notes	(i) 4.50%-6.875%	$1,747.0	$(9.6)	$1,737.4	$1,881.9	$1,735.0	$1,668.8
Revolving credit facility	(ii) LIBOR plus 1.625%	100.0	—	100.0	100.0	—	—
Long-term debt and credit facility		$1,847.0	$(9.6)	$1,837.4	$1,981.9	$1,735.0	$1,668.8
(a)	Includes transaction costs on senior notes financings.
(b)	The fair value of senior notes is primarily determined using quoted market determined variables. See Note 10(c).

Scheduled debt repayments

						2025 and
	2020	2021	2022	2023	2024	thereafter	Total
Senior notes	$—	$500.0	$—	$—	$500.0	$750.0	$1,750.0
Revolving credit facility(a)	—	—	—	—	100.0	—	100.0
Total debt payable	$—	$500.0	$—	$—	$600.0	$750.0	$1,850.0
(a)	Subsequent to December 31, 2019, the Company repaid $100.0 million on the revolving credit facility.

(i)            Senior notes

As at December 31, 2019 and 2018, the Company’s $1,750.0 million of senior notes consisted of $500.0 million principal amount of 5.125% notes due 2021, $500.0 million principal amount of 5.950% notes due 2024, $500.0 million principal amount of 4.50% notes due 2027 and $250.0 million principal amount of 6.875% notes due 2041.

The senior notes referred to above (collectively, the “notes”) pay interest semi-annually. Except as noted below, the notes are redeemable by the Company, in whole or part, for cash at any time prior to maturity, at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled principal and interest payments on the notes discounted at the applicable treasury rate, as defined in the indentures, plus a premium of between 45 and 50 basis points, plus accrued interest, if any. Within three months of maturity of the notes due in 2021, 2024 and 2027, and within six months of maturity of the notes due in 2041, the Company can only redeem the notes in whole at 100% of the principal amount plus accrued interest, if any. In addition, the Company is required to make an offer to repurchase the notes prior to maturity upon certain fundamental changes at a repurchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the repurchase date, if any.

(ii)           Corporate revolving credit facility

As at December 31, 2019, the Company had utilized $119.1 million (December 31, 2018 - $19.7 million) of its $1,500.0  million revolving credit facility, of which $19.1 million was used for letters of credit. In 2019, the Company drew $300.0 million on the revolving credit facility and repaid $200.0 million. Subsequent to December 31, 2019, the Company repaid $100.0 million on the revolving credit facility.

On July 25, 2019, the Company amended its $1,500.0 million revolving credit facility to extend the maturity date by one year from August 10, 2023 to August 10, 2024.

Loan interest on the revolving credit facility is variable, set at LIBOR plus an interest rate margin which is dependent on the Company’s credit rating.  Based on the Company’s credit rating at December 31, 2019, interest charges and fees are as follows:

Type of credit
Revolving credit facility	LIBOR plus		1.625%
Letters of credit	1.0833	-	1.625%
Standby fee applicable to unused availability			0.325%

The revolving credit facility’s credit agreement contains various covenants including limits on indebtedness, asset sales and liens. The Company is in compliance with its financial covenant in the credit agreement at December 31, 2019.

(iii)          Tasiast Loan

On December 16, 2019, the Company completed a definitive loan agreement for up to $300.0 million for Tasiast. The non-recourse loan has a term of eight years, maturing in December 2027, a floating interest rate of LIBOR plus a weighted average margin of 4.38% and a standby fee applicable to unused availability of 1.60%, with semi-annual interest payments to be made in June and December, and first principal repayments due in 2022.

(iv)          Other

The Company’s $300.0 million Letter of Credit guarantee facility with EDC  matures on June 30, 2020.  Letters of credit guaranteed under this facility are solely for reclamation liabilities at Fort Knox, Round Mountain, and Kettle River-Buckhorn. Fees related to letters of credit under this facility are 0.95% of the drawn amount. As at December 31, 2019, $227.8 million (December 31, 2018 - $227.4 million) was utilized under this facility.

In addition, at December 31, 2019, the Company had $184.7 million (December 31, 2018 - $161.5 million) in letters of credit and surety bonds outstanding in respect of its operations in Brazil, Mauritania, Ghana and Chile. These have been issued pursuant to arrangements with certain international banks and incur fees of 0.70% of the drawn amount.

As at December 31, 2019, $276.5 million (December 31, 2018 - $264.4 million) of surety bonds were outstanding with respect to Kinross’ operations in the United States.  These surety bonds were issued pursuant to arrangements with international insurance companies and incur fees of 0.65% of the drawn amount.

(v)           Changes in liabilities arising from financing activities

	Long-term	Lease	Accrued interest
	debt	liabilities (a)	payable(b)	Total
Balance as at January 1, 2019(a)	$1,735.0	$42.9	$33.3	$1,811.2
Changes from financing cash flows
Debt issued	300.0	—	—	300.0
Debt repayments	(200.0)	—	—	(200.0)
Interest paid	—	—	(55.6)	(55.6)
Payment of lease liabilities	—	(14.3)	—	(14.3)
	1,835.0	28.6	(22.3)	1,841.3
Other changes
Interest expense and accretion	$—	$—	$74.0	$74.0
Capitalized interest	—	—	47.4	47.4
Capitalized interest paid	—	—	(45.0)	(45.0)
Additions of lease liabilities	—	22.9	—	22.9
Accretion of lease liabilities	—	2.9	—	2.9
Other cash changes	—	—	(10.0)	(10.0)
Other non-cash changes	2.4	0.5	(10.8)	(7.9)
	2.4	26.3	55.6	84.3
Balance as at December 31, 2019	$1,837.4	$54.9	$33.3	$1,925.6
(a)	Total lease liabilities of $42.9 million was recognized upon the initial application of IFRS 16 as of January 1, 2019. See Note 4.
(b)	Included in Accounts payable and accrued liabilities.

	Long-term	Lease	Accrued interest
	debt	liabilities	payable(a)	Total
Balance as at January 1, 2018	$1,732.6	$—	$33.8	$1,766.4
Changes from financing cash flows
Debt issued	80.0	—	—	80.0
Debt repayments	(80.0)	—	—	(80.0)
Interest paid	—	—	(57.9)	(57.9)
	1,732.6	—	(24.1)	1,708.5
Other changes
Interest expense and accretion	$—	$—	$72.1	$72.1
Capitalized interest	—	—	41.5	41.5
Capitalized interest paid	—	—	(38.2)	(38.2)
Other cash changes	—	—	(9.9)	(9.9)
Other non-cash changes	2.4	—	(8.1)	(5.7)
	2.4	—	57.4	59.8
Balance as at December 31, 2018	$1,735.0	$—	$33.3	$1,768.3
(a)	Included in Accounts payable and accrued liabilities.